Exhibit 99.5

Rebuttal Findings 08.14.2024

Seller:

Deal ID:

Total Loan Count: 1055

Loans by Grade in Population
Loan Grade	Count	Percentage
1	854	80.95%
2	81	7.68%
3	120	11.37%

Trade Summary
Loan Status	Count	Percentage
Review Complete	934	88.53%
In Rebuttal	121	11.47%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	206	202	202	120	86	0	0	120	0	81	5
2	1	0	0	1	0	0	0	0	0	1	0
1	2959	0	0	2959	0	0	0	0	0	0	2959

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	8	7	0	1	4	0	1
Security Instrument - Inaccurate	4	4	0	0	4	0	0
Rescission Test	2	2	0	0	0	0	0
Note - Incomplete / Inaccurate	1	0	0	1	0	0	1
State Disclosure - Texas Fair Market Value of Homestead Property Acknowledgement/Missing	1	1	0	0	0	0	0
Credit	2	2	0	0	0	0	0
Program Parameters - Property Type	2	2	0	0	0	0	0
Valuation	197	197	0	0	116	0	81
Appraisal - Value is not supported within a 10% variance	197	197	0	0	116	0	81